Schedule of Investments
(unaudited)
October 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Banks — 0.0%
Pathward Financial, Inc. .............. 611 $ 27,672
Biotechnology — 8.2%
(a)
Arcus Biosciences, Inc. ............... 11,429 179,550
Beam Therapeutics, Inc. .............. 15,277 322,956
BioCryst Pharmaceuticals, Inc. .......... 44,804 245,974
Blueprint Medicines Corp. ............. 14,284 840,756
Editas Medicine, Inc. ................ 16,420 109,686
Exelixis, Inc. ...................... 76,514 1,575,423
Intellia Therapeutics, Inc.
(b)
............ 19,838 496,942
Iovance Biotherapeutics, Inc.
(b)
.......... 43,749 167,121
Moderna, Inc. ..................... 80,107 6,084,928
Regeneron Pharmaceuticals, Inc. ........ 15,787 12,312,123
SpringWorks Therapeutics, Inc. ......... 11,432 261,793
Twist Bioscience Corp.
(b)
.............. 13,201 208,048
Vir Biotechnology, Inc. ............... 20,478 162,390
Xencor, Inc. ...................... 14,322 248,487
23,216,177
Broadline Retail — 6.7%
Amazon.com, Inc.
(a)
................. 94,018 12,512,856
Coupang, Inc., Class A
(a)
.............. 73,600 1,251,200
eBay, Inc. ........................ 34,460 1,351,866
Etsy, Inc.
(a)
....................... 7,928 493,914
MercadoLibre, Inc.
(a)
................. 2,880 3,573,331
19,183,167
Capital Markets — 0.3%
Avantax, Inc.
(a)
..................... 869 22,429
Coinbase Global, Inc., Class A
(a)(b)
........ 4,096 315,883
Donnelley Financial Solutions, Inc.
(a)
...... 692 37,666
MarketAxess Holdings, Inc. ............ 896 191,520
Open Lending Corp., Class A
(a)
.......... 2,426 14,532
Tradeweb Markets, Inc., Class A ......... 2,713 244,197
Virtu Financial, Inc., Class A ............ 2,257 41,732
867,959
Chemicals — 0.2%
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 302,409 414,300
Communications Equipment — 0.4%
ADTRAN Holdings, Inc. .............. 7,520 49,406
Calix, Inc.
(a)
....................... 6,173 204,450
Juniper Networks, Inc. ............... 33,822 910,488
1,164,344
Consumer Finance — 0.1%
Bread Financial Holdings, Inc. .......... 1,235 33,382
Enova International, Inc.
(a)
............. 742 29,591
Green Dot Corp., Class A
(a)
............ 1,254 14,020
OneMain Holdings, Inc. ............... 2,837 101,933
SoFi Technologies, Inc.
(a)(b)
............ 18,525 139,864
Upstart Holdings, Inc.
(a)(b)
.............. 1,660 39,890
358,680
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.
(a)
............ 48,365 70,613
Electrical Equipment — 0.7%
AMETEK, Inc. ..................... 11,222 1,579,721
Regal Rexnord Corp. ................ 3,214 380,570
1,960,291
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ..................... 8,419 $ 303,000
MicroVision, Inc.
(a)(b)
................. 8,513 16,089
319,089
Entertainment — 3.1%
Netflix, Inc.
(a)
...................... 21,413 8,815,518
Financial Services — 8.1%
Affirm Holdings, Inc., Class A
(a)
.......... 5,040 88,754
AvidXchange Holdings, Inc.
(a)(b)
.......... 3,430 29,635
Block, Inc., Class A
(a)
................ 12,807 515,482
Euronet Worldwide, Inc.
(a)
............. 1,118 85,907
Fidelity National Information Services, Inc. .. 14,109 692,893
Fiserv, Inc.
(a)
...................... 14,648 1,666,210
FleetCor Technologies, Inc.
(a)
........... 1,687 379,862
Flywire Corp.
(a)(b)
................... 2,390 64,267
Global Payments, Inc. ............... 6,194 657,927
I3 Verticals, Inc., Class A
(a)
............. 573 10,744
Jack Henry & Associates, Inc. .......... 1,716 241,939
Marqeta, Inc., Class A
(a)
.............. 9,183 47,476
Mastercard, Inc., Class A .............. 20,090 7,560,872
Payoneer Global, Inc.
(a)
............... 7,901 45,747
PayPal Holdings, Inc.
(a)
............... 26,454 1,370,317
Repay Holdings Corp., Class A
(a)
........ 1,978 11,848
Shift4 Payments, Inc., Class A
(a)
......... 1,345 59,879
Toast, Inc., Class A
(a)
................ 7,717 123,395
Visa, Inc., Class A .................. 38,650 9,086,615
WEX, Inc.
(a)
....................... 1,030 171,474
22,911,243
Health Care Equipment & Supplies — 1.6%
Intuitive Surgical, Inc.
(a)
............... 17,013 4,461,149
Household Durables — 0.0%
iRobot Corp.
(a)
..................... 1,300 42,809
Interactive Media & Services — 9.1%
(a)
Alphabet, Inc., Class A ............... 93,701 11,626,420
Bumble, Inc., Class A ................ 4,761 63,988
Meta Platforms, Inc., Class A ........... 42,852 12,910,022
Pinterest, Inc., Class A ............... 28,560 853,373
Rumble, Inc., Class A ................ 4,093 18,377
Snap, Inc., Class A, NVS .............. 48,196 482,442
Vimeo, Inc. ....................... 11,662 35,919
25,990,541
IT Services — 2.9%
(a)
Akamai Technologies, Inc. ............. 15,963 1,649,457
DigitalOcean Holdings, Inc.
(b)
........... 3,192 65,308
Fastly, Inc., Class A
(b)
................ 7,372 108,147
GoDaddy, Inc., Class A
(b)
.............. 9,910 725,709
MongoDB, Inc., Class A .............. 4,379 1,508,960
Okta, Inc., Class A .................. 16,095 1,084,964
Snowflake, Inc., Class A .............. 17,948 2,604,793
Twilio, Inc., Class A ................. 11,090 568,474
8,315,812
Leisure Products — 0.0%
Peloton Interactive, Inc., Class A
(a)(b)
...... 15,103 71,890
Life Sciences Tools & Services — 0.0%
(a)(c)
OmniAb, Inc., 12.50 Earnout Shares, NVS .. 934 —
OmniAb, Inc., 15.00 Earnout Shares, NVS .. 934 —
—

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.0%
(a)
3D Systems Corp.
(b)
................. 6,192 $ 23,096
Proto Labs, Inc. .................... 1,334 31,496
54,592
Pharmaceuticals — 0.1%
Ligand Pharmaceuticals, Inc.
(a)
.......... 3,931 205,552
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp. ....... 13,717 1,645,080
Broadridge Financial Solutions, Inc. ...... 2,794 476,768
CACI International, Inc., Class A
(a)
....... 2,376 771,630
Science Applications International Corp. ... 5,691 621,685
SS&C Technologies Holdings, Inc. ....... 5,175 260,043
3,775,206
Semiconductors & Semiconductor Equipment — 16.8%
Advanced Micro Devices, Inc.
(a)
......... 78,067 7,689,600
Analog Devices, Inc. ................. 24,625 3,874,251
CEVA, Inc.
(a)
...................... 1,157 19,866
Intel Corp. ....................... 203,824 7,439,576
Lattice Semiconductor Corp.
(a)
.......... 6,628 368,583
Marvell Technology, Inc. .............. 41,686 1,968,413
MaxLinear, Inc.
(a)
................... 3,555 54,036
Microchip Technology, Inc. ............. 26,113 1,861,596
NVIDIA Corp. ..................... 29,704 12,113,291
QUALCOMM, Inc. .................. 54,385 5,927,421
Silicon Laboratories, Inc.
(a)
............. 1,536 141,588
Texas Instruments, Inc. ............... 44,317 6,293,457
47,751,678
Software — 32.5%
A10 Networks, Inc. .................. 7,285 79,188
ACI Worldwide, Inc.
(a)
................ 2,538 51,699
Adobe, Inc.
(a)
...................... 22,263 11,845,252
Alarm.com Holdings, Inc.
(a)
............ 5,032 257,286
Altair Engineering, Inc., Class A
(a)
........ 2,545 158,095
Alteryx, Inc., Class A
(a)
............... 3,819 122,246
ANSYS, Inc.
(a)
..................... 4,172 1,160,901
Appian Corp., Class A
(a)
.............. 2,640 104,174
Atlassian Corp., Class A
(a)
............. 9,716 1,755,098
Autodesk, Inc.
(a)
.................... 10,419 2,059,107
AvePoint, Inc., Class A
(a)
.............. 7,288 54,587
Bentley Systems, Inc., Class B .......... 10,661 518,551
BILL Holdings, Inc.
(a)(b)
................ 2,425 221,378
BlackLine, Inc.
(a)
................... 1,186 58,233
C3.ai, Inc., Class A
(a)(b)
............... 5,848 142,691
CCC Intelligent Solutions Holdings, Inc.
(a)
... 3,153 33,958
Clear Secure, Inc., Class A ............ 8,566 144,080
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
1,774 32,074
CommVault Systems, Inc.
(a)
............ 2,782 181,804
Confluent, Inc., Class A
(a)(b)
............ 11,427 330,355
Crowdstrike Holdings, Inc., Class A
(a)
...... 23,192 4,099,650
Dropbox, Inc., Class A
(a)
.............. 16,655 438,027
Everbridge, Inc.
(a)
................... 4,255 87,696
Fortinet, Inc.
(a)
..................... 69,592 3,978,575
Freshworks, Inc., Class A
(a)
............ 8,774 157,406
Gitlab, Inc., Class A
(a)
................ 5,154 223,065
Guidewire Software, Inc.
(a)(b)
............ 1,918 172,869
HubSpot, Inc.
(a)
.................... 3,055 1,294,617
Informatica, Inc., Class A
(a)(b)
........... 7,234 138,748
Intuit, Inc. ........................ 6,517 3,225,589
Matterport, Inc., Class A
(a)
............. 11,951 24,380
Microsoft Corp. .................... 34,829 11,776,033
MicroStrategy, Inc., Class A
(a)(b)
.......... 721 305,264
nCino, Inc.
(a)(b)
..................... 1,396 39,228
Nutanix, Inc., Class A
(a)
............... 15,181 549,400
Security
Shares
Shares Value
Software (continued)
Oracle Corp. ...................... 100,051 $ 10,345,273
Palo Alto Networks, Inc.
(a)
............. 32,130 7,808,233
Pegasystems, Inc. .................. 2,502 106,935
Progress Software Corp. .............. 2,745 141,038
PTC, Inc.
(a)
....................... 5,408 759,391
Q2 Holdings, Inc.
(a)
.................. 1,337 40,150
Qualys, Inc.
(a)
..................... 3,842 587,634
Rapid7, Inc.
(a)
..................... 6,216 288,982
Salesforce, Inc.
(a)
................... 54,836 11,012,714
SentinelOne, Inc., Class A
(a)
............ 23,001 359,506
ServiceNow, Inc.
(a)
.................. 13,102 7,623,399
Splunk, Inc.
(a)
..................... 9,772 1,438,048
Sprinklr, Inc., Class A
(a)
............... 5,684 77,246
Sprout Social, Inc., Class A
(a)
........... 2,944 127,416
Tenable Holdings, Inc.
(a)
.............. 11,745 494,582
Teradata Corp.
(a)
................... 6,461 276,014
Varonis Systems, Inc.
(a)(b)
.............. 11,336 381,343
Vertex, Inc., Class A
(a)(b)
............... 1,017 24,622
VMware, Inc., Class A
(a)
.............. 23,133 3,369,321
Workiva, Inc., Class A
(a)(b)
............. 1,108 96,496
Zscaler, Inc.
(a)
..................... 9,025 1,432,177
Zuora, Inc., Class A
(a)
................ 8,240 61,058
92,672,882
Specialized REITs — 2.4%
Digital Realty Trust, Inc. .............. 18,777 2,335,108
Equinix, Inc. ...................... 6,026 4,396,810
6,731,918
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc. ....................... 64,559 11,024,741
HP, Inc. ......................... 63,649 1,675,878
NetApp, Inc. ...................... 13,749 1,000,652
Pure Storage, Inc., Class A
(a)
........... 18,560 627,514
Western Digital Corp.
(a)
............... 20,341 816,691
15,145,476
Total Long-Term Investments — 99.9%
(Cost: $279,675,619) ............................. 284,528,558
Short-Term Securities
Money Market Funds — 1.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(f)
............ 4,465,601 4,467,386
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 255,141 255,141
Total Short-Term Securities — 1.7%
(Cost: $4,721,371) .............................. 4,722,527
Total Investments — 101.6%
(Cost: $284,396,990 ) ............................. 289,251,085
Liabilities in Excess of Other Assets — (1.6)% ............ (4,484,929)
Net Assets — 100.0% ..............................
$ 284,766,156

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares ............... $ 15,736,390 $ — $ (11,271,841)
(a)
$ 943 $ 1,894 $ 4,467,386 4,465,601 $ 13,046
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 413,027 — (157,886)
(a)
— — 255,141 255,141 4,845 —
$ 943 $ 1,894 $ 4,722,527 $ 17,891 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 2 12/15/23 $ 167 $ (20,854)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 284,528,558 $ — $ — $ 284,528,558
Short-Term Securities
Money Market Funds ...................................... 4,722,527 — — 4,722,527
$ 289,251,085 $ — $ — $ 289,251,085
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (20,854) $ — $ — $ (20,854)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares